Label	Element	Value
Document And Entity Information Elements	ck0001141306_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 08, 2014
Registrant Name	dei_EntityRegistrantName	HENDERSON GLOBAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001141306
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 08, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 09, 2014
Prospectus Date	rr_ProspectusDate	Dec. 08, 2014